Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000009912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009912 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000009912 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000009912 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009912 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009912 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009912 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009912 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009912 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009912 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009912 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009912 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009912 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009912 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009912 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000009914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009914 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000009914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000009914 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009914 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009914 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009914 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009914 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009914 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009914 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009914 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009914 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009914 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009914 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000155857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000155857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000155857 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000155857 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000155857 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000155857 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000155857 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155857 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000155857 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155857 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155857 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155857 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155857 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000155857 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155857 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000040927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040927 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000040927 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000040927 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000040927 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040927 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040927 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000040927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000040927 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040927 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040927 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040927 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040927 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040927 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040927 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000040928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040928 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000040928 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000040928 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000040928 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040928 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040928 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000040928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000040928 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040928 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040928 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040928 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040928 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040928 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040928 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000040929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040929 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000040929 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000040929 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000040929 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040929 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040929 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000040929 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000040929 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040929 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040929 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040929 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040929 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040929 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040929 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000200563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000200563 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000200563 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000200563 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200563 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200563 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200563 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000200563 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200563 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200563 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200563 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200563 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200563 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000009915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009915 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000009915 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000009915 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009915 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009915 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009915 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009915 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009915 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009915 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009915 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009915 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009915 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009915 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009915 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000185693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185693 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000185693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000185693 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000185693 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000185693 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000185693 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000185693 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000185693 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185693 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185693 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185693 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185693 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185693 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000009932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000009932 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[1]
C000009932 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[1]
C000009932 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[1]
C000009932 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000009932 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000009932 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[1]
C000009932 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000009932 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000009934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000009934 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[2]
C000009934 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[2]
C000009934 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000009934 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[2]
C000009934 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000009934 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[2]
C000009934 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000009934 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000035170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000035170 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[3]
C000035170 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[3]
C000035170 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[3]
C000035170 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000035170 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000035170 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[3]
C000035170 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000035170 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000040933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000040933 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[4]
C000040933 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[4]
C000040933 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4]
C000040933 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[4]
C000040933 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000040933 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[4]
C000040933 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000040933 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000040934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000040934 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[5]
C000040934 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[5]
C000040934 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[5]
C000040934 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[5]
C000040934 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000040934 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[5]
C000040934 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000040934 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000040935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000040935 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[6]
C000040935 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[6]
C000040935 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
C000040935 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[6]
C000040935 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000040935 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[6]
C000040935 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[6]
C000040935 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000211746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000211746 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[7]
C000211746 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[7]
C000211746 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[7]
C000211746 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[7]
C000211746 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000211746 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[7]
C000211746 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000211746 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000009935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000009935 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[8]
C000009935 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[8]
C000009935 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[8]
C000009935 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[8]
C000009935 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000009935 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[8]
C000009935 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000009935 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000185697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000185697 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[9]
C000185697 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[9]
C000185697 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[9]
C000185697 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[9]
C000185697 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000185697 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[9]
C000185697 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[9]
C000185697 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000009944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009944 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009944 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000009944 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000009944 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000009944 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009946 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009946 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000009946 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000009946 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000009946 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035171 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035171 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035171 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000035171 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000035171 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000040939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040939 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040939 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000040939 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000040939 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000040939 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000040940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040940 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000040940 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000040940 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000040940 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000040941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040941 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040941 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000040941 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000040941 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000040941 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000185699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185699 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185699 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000185699 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000185699 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000185699 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000009977 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[10]
C000009977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[10]
C000009977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[10]
C000009977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[10]
C000009977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[10]
C000009977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000009977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000009977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000009977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000009977 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
C000009977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000009977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
C000009977 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[10]
C000009979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000009979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[11]
C000009979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[11]
C000009979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[11]
C000009979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[11]
C000009979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[11]
C000009979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000009979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000009979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000009979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000009979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000009979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000009979 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000009979 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[11]
C000074606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000074606 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[12]
C000074606 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[12]
C000074606 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[12]
C000074606 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[12]
C000074606 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[12]
C000074606 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000074606 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000074606 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000074606 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000074606 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000074606 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[12]
C000074606 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000074606 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[12]
C000077363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000077363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[13]
C000077363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[13]
C000077363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[13]
C000077363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[13]
C000077363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[13]
C000077363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[13]
C000077363 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000077363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000077363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000077363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000077363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000077363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000077363 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[13]
C000077364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000077364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[14]
C000077364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[14]
C000077364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[14]
C000077364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[14]
C000077364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[14]
C000077364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000077364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000077364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000077364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000077364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000077364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000077364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000077364 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[14]
C000077365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000077365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[15]
C000077365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[15]
C000077365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[15]
C000077365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[15]
C000077365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[15]
C000077365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000077365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000077365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000077365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000077365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000077365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[15]
C000077365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000077365 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[15]
C000148293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000148293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[16]
C000148293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[16]
C000148293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[16]
C000148293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[16]
C000148293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[16]
C000148293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
C000148293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000148293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000148293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000148293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000148293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000148293 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000148293 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[16]
C000009980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000009980 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[17]
C000009980 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[17]
C000009980 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[17]
C000009980 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[17]
C000009980 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[17]
C000009980 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000009980 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000009980 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000009980 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000009980 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000009980 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000009980 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000009980 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[17]
C000185713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000185713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[18]
C000185713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[18]
C000185713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[18]
C000185713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[18]
C000185713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[18]
C000185713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
C000185713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000185713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000185713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000185713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000185713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000185713 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000185713 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[18]
C000009981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000009981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[19]
C000009981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[19]
C000009981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[19]
C000009981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[19]
C000009981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[19]
C000009981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[19]
C000009981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[19]
C000009981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000009981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000009981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[19]
C000009981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[19]
C000009981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[19]
C000009981 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000009983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000009983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[20]
C000009983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[20]
C000009983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[20]
C000009983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[20]
C000009983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[20]
C000009983 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000009983 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[20]
C000009983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000009983 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000009983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[20]
C000009983 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000009983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[20]
C000009983 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000089745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000089745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[21]
C000089745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[21]
C000089745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[21]
C000089745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[21]
C000089745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[21]
C000089745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[21]
C000089745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[21]
C000089745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[21]
C000089745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000089745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[21]
C000089745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[21]
C000089745 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000089745 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000089746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000089746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[22]
C000089746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[22]
C000089746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[22]
C000089746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[22]
C000089746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[22]
C000089746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[22]
C000089746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[22]
C000089746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000089746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000089746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[22]
C000089746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[22]
C000089746 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[22]
C000089746 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000089743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000089743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[23]
C000089743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[23]
C000089743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[23]
C000089743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000089743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[23]
C000089743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[23]
C000089743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[23]
C000089743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
C000089743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[23]
C000089743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[23]
C000089743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[23]
C000089743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000089743 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000089744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000089744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[24]
C000089744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[24]
C000089744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[24]
C000089744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[24]
C000089744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[24]
C000089744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[24]
C000089744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[24]
C000089744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
C000089744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000089744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[24]
C000089744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[24]
C000089744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[24]
C000089744 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000237833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000237833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[25]
C000237833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[25]
C000237833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[25]
C000237833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[25]
C000237833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[25]
C000237833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[25]
C000237833 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[25]
C000237833 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000237833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000237833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[25]
C000237833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[25]
C000237833 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000237833 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000009984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000009984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[26]
C000009984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[26]
C000009984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[26]
C000009984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[26]
C000009984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[26]
C000009984 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[26]
C000009984 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[26]
C000009984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000009984 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000009984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[26]
C000009984 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[26]
C000009984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000009984 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000185715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000185715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[27]
C000185715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[27]
C000185715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[27]
C000185715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[27]
C000185715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[27]
C000185715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[27]
C000185715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[27]
C000185715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
C000185715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000185715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[27]
C000185715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[27]
C000185715 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000185715 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000009993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000009993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[28]
C000009993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[28]
C000009993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[28]
C000009993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[28]
C000009993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[28]
C000009993 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[28]
C000009993 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[28]
C000009993 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000009993 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[28]
C000009993 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[28]
C000009993 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[28]
C000009993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[28]
C000009993 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28],[29]
C000009995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000009995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[30]
C000009995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[30]
C000009995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[30]
C000009995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[30]
C000009995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[30]
C000009995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000009995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000009995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[30]
C000009995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[30]
C000009995 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[30]
C000009995 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[30]
C000009995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[30]
C000009995 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30],[31]
C000155858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000155858 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[32]
C000155858 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[32]
C000155858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[32]
C000155858 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[32]
C000155858 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[32]
C000155858 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[32]
C000155858 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[32]
C000155858 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000155858 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[32]
C000155858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000155858 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[32]
C000155858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[32]
C000155858 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32],[33]
C000105487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
C000105487 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[34]
C000105487 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[34]
C000105487 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[34]
C000105487 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[34]
C000105487 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[34]
C000105487 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000105487 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000105487 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000105487 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000105487 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[34]
C000105487 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000105487 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[34]
C000105487 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34],[35]
C000105488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000105488 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[36]
C000105488 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[36]
C000105488 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[36]
C000105488 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[36]
C000105488 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[36]
C000105488 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000105488 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000105488 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000105488 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[36]
C000105488 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[36]
C000105488 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[36]
C000105488 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[36]
C000105488 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36],[37]
C000105489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000105489 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[38]
C000105489 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[38]
C000105489 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[38]
C000105489 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[38]
C000105489 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[38]
C000105489 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[38]
C000105489 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[38]
C000105489 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[38]
C000105489 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[38]
C000105489 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[38]
C000105489 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[38]
C000105489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[38]
C000105489 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38],[39]
C000200565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[40]
C000200565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[40]
C000200565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[40]
C000200565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[40]
C000200565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[40]
C000200565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[40]
C000200565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[40]
C000200565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[40]
C000200565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[40]
C000200565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000200565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000200565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000200565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[40]
C000200565 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40],[41]
C000009996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[42]
C000009996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[42]
C000009996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[42]
C000009996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[42]
C000009996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[42]
C000009996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[42]
C000009996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[42]
C000009996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[42]
C000009996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[42]
C000009996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000009996 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[42]
C000009996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000009996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[42]
C000009996 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42],[43]
C000185717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[44]
C000185717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[44]
C000185717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[44]
C000185717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[44]
C000185717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[44]
C000185717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[44]
C000185717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000185717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000185717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000185717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000185717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000185717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000185717 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[44]
C000185717 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44],[45]
C000009997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000009997 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000009997 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009997 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000009999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000009999 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000009999 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009999 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000035176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035176 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035176 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035176 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000035176 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000035176 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000040966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040966 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040966 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000040966 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000040966 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000040966 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000040967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040967 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000040967 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000040967 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000040967 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000040968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040968 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000040968 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000040968 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000040968 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000185719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185719 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185719 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000185719 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000185719 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000185719 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000010012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[46]
C000010012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[46]
C000010012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[46]
C000010012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[46]
C000010012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[46]
C000010012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[46]
C000010012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
C000010012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[46]
C000010012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[46]
C000010012 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000010012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000010012 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000010012 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[46]
C000010014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000010014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[47]
C000010014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[47]
C000010014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[47]
C000010014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[47]
C000010014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[47]
C000010014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[47]
C000010014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[47]
C000010014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000010014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[47]
C000010014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000010014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[47]
C000010014 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[47]
C000035177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000035177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[48]
C000035177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[48]
C000035177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[48]
C000035177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[48]
C000035177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[48]
C000035177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[48]
C000035177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[48]
C000035177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000035177 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[48]
C000035177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000035177 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[48]
C000035177 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[48]
C000040969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000040969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[49]
C000040969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[49]
C000040969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[49]
C000040969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[49]
C000040969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[49]
C000040969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[49]
C000040969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[49]
C000040969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000040969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[49]
C000040969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000040969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[49]
C000040969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[49]
C000040970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[50]
C000040970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[50]
C000040970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[50]
C000040970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[50]
C000040970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[50]
C000040970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[50]
C000040970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[50]
C000040970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[50]
C000040970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000040970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[50]
C000040970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000040970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000040970 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[50]
C000040971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000040971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[51]
C000040971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[51]
C000040971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[51]
C000040971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[51]
C000040971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[51]
C000040971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[51]
C000040971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[51]
C000040971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000040971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000040971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[51]
C000040971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[51]
C000040971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[51]
C000148294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[52]
C000148294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[52]
C000148294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[52]
C000148294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[52]
C000148294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[52]
C000148294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[52]
C000148294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[52]
C000148294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[52]
C000148294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000148294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[52]
C000148294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000148294 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[52]
C000148294 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[52]
C000010015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[53]
C000010015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[53]
C000010015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[53]
C000010015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[53]
C000010015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[53]
C000010015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[53]
C000010015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[53]
C000010015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[53]
C000010015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000010015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[53]
C000010015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[53]
C000010015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[53]
C000010015 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[53]
C000185723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[54]
C000185723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[54]
C000185723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[54]
C000185723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[54]
C000185723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[54]
C000185723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[54]
C000185723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[54]
C000185723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000185723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[54]
C000185723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000185723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000185723 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000185723 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[54]
C000010038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[55]
C000010038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[55]
C000010038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[55]
C000010038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[55]
C000010038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[55]
C000010038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[55]
C000010038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000010038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[55]
C000010038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[55]
C000010038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[55]
C000010038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[55]
C000010038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[55]
C000010038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[55]
C000010038 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[55]
C000010040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[56]
C000010040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[56]
C000010040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[56]
C000010040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[56]
C000010040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[56]
C000010040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[56]
C000010040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[56]
C000010040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[56]
C000010040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[56]
C000010040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[56]
C000010040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[56]
C000010040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[56]
C000010040 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[56]
C000010040 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[56]
C000035178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[57]
C000035178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[57]
C000035178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[57]
C000035178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[57]
C000035178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[57]
C000035178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[57]
C000035178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[57]
C000035178 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[57]
C000035178 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[57]
C000035178 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[57]
C000035178 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
C000035178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[57]
C000035178 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[57]
C000035178 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000040984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[58]
C000040984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[58]
C000040984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[58]
C000040984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[58]
C000040984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[58]
C000040984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[58]
C000040984 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[58]
C000040984 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[58]
C000040984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[58]
C000040984 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[58]
C000040984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[58]
C000040984 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[58]
C000040984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[58]
C000040984 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[58]
C000040985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[59]
C000040985 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[59]
C000040985 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[59]
C000040985 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[59]
C000040985 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[59]
C000040985 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[59]
C000040985 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[59]
C000040985 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[59]
C000040985 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[59]
C000040985 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[59]
C000040985 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[59]
C000040985 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[59]
C000040985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[59]
C000040985 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[59]
C000040986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[60]
C000040986 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[60]
C000040986 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[60]
C000040986 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[60]
C000040986 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[60]
C000040986 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[60]
C000040986 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[60]
C000040986 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[60]
C000040986 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[60]
C000040986 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[60]
C000040986 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[60]
C000040986 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[60]
C000040986 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000040986 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[60]
C000148295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[61]
C000148295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[61]
C000148295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[61]
C000148295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[61]
C000148295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[61]
C000148295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[61]
C000148295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[61]
C000148295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[61]
C000148295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[61]
C000148295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[61]
C000148295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[61]
C000148295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[61]
C000148295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[61]
C000148295 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[61]
C000010041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[62]
C000010041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[62]
C000010041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[62]
C000010041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[62]
C000010041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[62]
C000010041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[62]
C000010041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[62]
C000010041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[62]
C000010041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[62]
C000010041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[62]
C000010041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[62]
C000010041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[62]
C000010041 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000010041 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[62]
C000185725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[63]
C000185725 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[63]
C000185725 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[63]
C000185725 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[63]
C000185725 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[63]
C000185725 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[63]
C000185725 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[63]
C000185725 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[63]
C000185725 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[63]
C000185725 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[63]
C000185725 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[63]
C000185725 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[63]
C000185725 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[63]
C000185725 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[63]
C000010054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010054 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010054 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010054 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000010054 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010054 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000010056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010056 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010056 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010056 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000010056 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010056 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000035181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035181 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035181 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000035181 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000035181 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000040996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040996 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040996 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000040996 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000040996 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000040997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040997 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000040997 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000040997 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000040998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040998 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040998 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000040998 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000040998 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000249771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249771 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249771 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249771 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000249771 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000249771 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000185731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185731 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000185731 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000185731 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000010057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[64]
C000010057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[64]
C000010057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[64]
C000010057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[64]
C000010057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[64]
C000010057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[64]
C000010057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[64]
C000010057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[64]
C000010057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[64]
C000010057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[64]
C000010057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[64]
C000010057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[64]
C000010057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[64]
C000010057 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000010059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[65]
C000010059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[65]
C000010059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[65]
C000010059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[65]
C000010059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[65]
C000010059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[65]
C000010059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[65]
C000010059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[65]
C000010059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[65]
C000010059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[65]
C000010059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[65]
C000010059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[65]
C000010059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[65]
C000010059 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[65]
C000155859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[66]
C000155859 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[66]
C000155859 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[66]
C000155859 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[66]
C000155859 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[66]
C000155859 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[66]
C000155859 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[66]
C000155859 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[66]
C000155859 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[66]
C000155859 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[66]
C000155859 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[66]
C000155859 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[66]
C000155859 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[66]
C000155859 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[66]
C000040999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[67]
C000040999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[67]
C000040999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[67]
C000040999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[67]
C000040999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[67]
C000040999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[67]
C000040999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[67]
C000040999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[67]
C000040999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[67]
C000040999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[67]
C000040999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[67]
C000040999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[67]
C000040999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[67]
C000040999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[67]
C000041000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[68]
C000041000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[68]
C000041000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[68]
C000041000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[68]
C000041000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[68]
C000041000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[68]
C000041000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[68]
C000041000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[68]
C000041000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[68]
C000041000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[68]
C000041000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[68]
C000041000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000041000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[68]
C000041000 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[68]
C000041001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[69]
C000041001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[69]
C000041001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[69]
C000041001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[69]
C000041001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[69]
C000041001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[69]
C000041001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[69]
C000041001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[69]
C000041001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[69]
C000041001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[69]
C000041001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[69]
C000041001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000041001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[69]
C000041001 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[69]
C000155860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[70]
C000155860 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[70]
C000155860 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[70]
C000155860 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[70]
C000155860 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[70]
C000155860 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[70]
C000155860 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[70]
C000155860 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[70]
C000155860 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[70]
C000155860 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[70]
C000155860 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[70]
C000155860 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000155860 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[70]
C000155860 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[70]
C000010060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[71]
C000010060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[71]
C000010060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[71]
C000010060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[71]
C000010060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[71]
C000010060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[71]
C000010060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[71]
C000010060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[71]
C000010060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[71]
C000010060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[71]
C000010060 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[71]
C000010060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000010060 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[71]
C000010060 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[71]
C000179839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[72]
C000179839 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[72]
C000179839 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[72]
C000179839 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[72]
C000179839 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[72]
C000179839 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[72]
C000179839 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[72]
C000179839 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[72]
C000179839 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[72]
C000179839 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[72]
C000179839 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[72]
C000179839 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[72]
C000179839 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[72]
C000179839 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[72]
C000010061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[73]
C000010061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[73]
C000010061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[73]
C000010061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[73]
C000010061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[73]
C000010061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[73]
C000010061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[73]
C000010061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[73]
C000010061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[73]
C000010061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[73]
C000010061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[73]
C000010061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[73]
C000010061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[73]
C000010061 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[73]
C000010063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[74]
C000010063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[74]
C000010063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[74]
C000010063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[74]
C000010063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[74]
C000010063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[74]
C000010063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[74]
C000010063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[74]
C000010063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[74]
C000010063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[74]
C000010063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[74]
C000010063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[74]
C000010063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[74]
C000010063 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[74]
C000035182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[75]
C000035182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[75]
C000035182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[75]
C000035182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[75]
C000035182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[75]
C000035182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[75]
C000035182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[75]
C000035182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[75]
C000035182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[75]
C000035182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[75]
C000035182 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[75]
C000035182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[75]
C000035182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[75]
C000035182 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[75]
C000041002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[76]
C000041002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[76]
C000041002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[76]
C000041002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[76]
C000041002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[76]
C000041002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[76]
C000041002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[76]
C000041002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[76]
C000041002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[76]
C000041002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[76]
C000041002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[76]
C000041002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[76]
C000041002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[76]
C000041002 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[76]
C000041003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[77]
C000041003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[77]
C000041003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[77]
C000041003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[77]
C000041003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[77]
C000041003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[77]
C000041003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[77]
C000041003 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[77]
C000041003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[77]
C000041003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[77]
C000041003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
C000041003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[77]
C000041003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[77]
C000041003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[77]
C000041004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[78]
C000041004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[78]
C000041004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[78]
C000041004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[78]
C000041004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[78]
C000041004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[78]
C000041004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[78]
C000041004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[78]
C000041004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[78]
C000041004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[78]
C000041004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[78]
C000041004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[78]
C000041004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[78]
C000041004 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[78]
C000148297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[79]
C000148297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[79]
C000148297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[79]
C000148297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[79]
C000148297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[79]
C000148297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[79]
C000148297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[79]
C000148297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[79]
C000148297 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[79]
C000148297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[79]
C000148297 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[79]
C000148297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[79]
C000148297 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[79]
C000148297 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[79]
C000010064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[80]
C000010064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[80]
C000010064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[80]
C000010064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[80]
C000010064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[80]
C000010064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[80]
C000010064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[80]
C000010064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[80]
C000010064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[80]
C000010064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[80]
C000010064 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[80]
C000010064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[80]
C000010064 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[80]
C000010064 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[80]
C000185733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[81]
C000185733 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[81]
C000185733 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[81]
C000185733 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[81]
C000185733 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[81]
C000185733 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[81]
C000185733 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[81]
C000185733 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[81]
C000185733 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[81]
C000185733 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[81]
C000185733 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[81]
C000185733 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[81]
C000185733 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[81]
C000185733 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[81]
C000010065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[82]
C000010065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[82]
C000010065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[82]
C000010065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[82]
C000010065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[82]
C000010065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[82]
C000010065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[82]
C000010065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[82]
C000010065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[82]
C000010065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[82]
C000010065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[82]
C000010065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[82]
C000010065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[82]
C000010065 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[82]
C000010067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[83]
C000010067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[83]
C000010067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[83]
C000010067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[83]
C000010067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[83]
C000010067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[83]
C000010067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[83]
C000010067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[83]
C000010067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
C000010067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[83]
C000010067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[83]
C000010067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[83]
C000010067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[83]
C000010067 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[83]
C000035183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[84]
C000035183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[84]
C000035183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[84]
C000035183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[84]
C000035183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[84]
C000035183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[84]
C000035183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[84]
C000035183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[84]
C000035183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[84]
C000035183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[84]
C000035183 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[84]
C000035183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[84]
C000035183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[84]
C000035183 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[84]
C000041005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[85]
C000041005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[85]
C000041005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[85]
C000041005 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[85]
C000041005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[85]
C000041005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[85]
C000041005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[85]
C000041005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[85]
C000041005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[85]
C000041005 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[85]
C000041005 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[85]
C000041005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[85]
C000041005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[85]
C000041005 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[85]
C000041006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[86]
C000041006 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[86]
C000041006 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[86]
C000041006 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[86]
C000041006 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[86]
C000041006 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[86]
C000041006 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[86]
C000041006 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[86]
C000041006 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[86]
C000041006 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[86]
C000041006 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[86]
C000041006 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[86]
C000041006 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[86]
C000041006 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[86]
C000041007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[87]
C000041007 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[87]
C000041007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[87]
C000041007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[87]
C000041007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[87]
C000041007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[87]
C000041007 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[87]
C000041007 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[87]
C000041007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[87]
C000041007 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[87]
C000041007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[87]
C000041007 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[87]
C000041007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[87]
C000041007 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[87]
C000148298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[88]
C000148298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[88]
C000148298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[88]
C000148298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[88]
C000148298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[88]
C000148298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[88]
C000148298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[88]
C000148298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[88]
C000148298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[88]
C000148298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[88]
C000148298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[88]
C000148298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[88]
C000148298 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[88]
C000148298 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[88]
C000010068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[89]
C000010068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[89]
C000010068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[89]
C000010068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[89]
C000010068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[89]
C000010068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[89]
C000010068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[89]
C000010068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[89]
C000010068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[89]
C000010068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[89]
C000010068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[89]
C000010068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[89]
C000010068 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[89]
C000010068 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[89]
C000185735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[90]
C000185735 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[90]
C000185735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[90]
C000185735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[90]
C000185735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[90]
C000185735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[90]
C000185735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[90]
C000185735 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[90]
C000185735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[90]
C000185735 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[90]
C000185735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[90]
C000185735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[90]
C000185735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[90]
C000185735 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[90]
C000034969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000034969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000034969 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000034969 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034969 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034969 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034969 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034969 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034969 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000034971 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000034971 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000034971 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034971 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034971 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034971 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034971 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034971 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085296 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000085296 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000085296 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085296 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085296 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085296 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085296 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085296 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085296 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085296 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000089747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000089747 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089747 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089747 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089747 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089748 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000089748 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000089748 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089748 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089748 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089748 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089748 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089748 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089748 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089749 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000089749 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000089749 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089749 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089749 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089749 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089749 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089749 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148299 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000148299 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000148299 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148299 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148299 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148299 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148299 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148299 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000148299 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000148299 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000034972 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000034972 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000034972 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034972 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034972 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034972 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034972 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034972 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034972 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000185737 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000185737 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185737 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185737 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185737 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000185737 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185737 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185737 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185737 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048992 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048992 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000048992 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000048994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048994 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048994 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000048994 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000059904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000059904 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059904 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000059904 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000059904 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000068458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000068458 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000068458 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068458 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000068458 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000068459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000068459 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000068459 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068459 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000068459 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000068460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000068460 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000068460 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068460 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000068460 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000185739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185739 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185739 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185739 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000185739 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000089178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089178 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089178 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089178 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089178 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089178 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089178 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089178 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089179 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089179 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089179 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089179 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089179 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089179 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089173 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089173 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089173 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089173 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089173 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089173 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089173 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089174 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089174 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089174 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089174 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089174 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089174 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089175 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089175 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089175 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089175 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089175 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089175 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089176 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089176 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089176 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089176 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089176 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089176 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089176 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236153 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000236153 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000236153 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236153 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236153 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236153 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236153 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089177 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000089177 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000089177 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089177 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089177 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089177 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089177 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185751 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000185751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000185751 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185751 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185751 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000185751 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185751 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[12]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[15]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[16]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[23]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[24]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[25]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[28]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[29]	Percentage rounds to zero.
[30]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[31]	Percentage rounds to zero.
[32]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[33]	Percentage rounds to zero.
[34]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[35]	Percentage rounds to zero.
[36]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[37]	Percentage rounds to zero.
[38]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[39]	Percentage rounds to zero.
[40]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[41]	Percentage rounds to zero.
[42]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[43]	Percentage rounds to zero.
[44]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[45]	Percentage rounds to zero.
[46]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[47]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[48]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[49]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[50]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[51]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[52]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[53]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[54]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[55]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[56]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[57]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[58]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[59]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[60]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[61]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[62]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[63]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[64]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[65]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[66]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[67]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[68]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[69]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[70]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[71]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[72]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[73]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[74]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[75]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[76]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[77]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[78]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[79]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[80]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[81]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[82]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[83]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[84]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[85]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[86]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[87]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[88]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[89]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[90]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.